20. Impairment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets		$ 27	$ 13,371	$ 20
Producing properties relating to oil and gas activities in brazil several CGUs [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount	35,001	946	35,001	946
Recoverable amount	22,562	1,186	22,562	1,186
Impairment of assets			$ (13,155)	$ 385
Business segment			E&P - Brazil	E&P - Brazil
Cash generating unites first set others [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount	209	1	$ 209	$ 1
Recoverable amount
Impairment of assets			$ (218)	$ (1)
Business segment			Several	Several
Cash generating unites first set [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets			$ (13,373)
Producing properties relating to oil and gas activities in tucano sul group [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount
Recoverable amount	$ 3		3
Producing properties relating to oil and gas activities in tucano sul group [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets			$ 2
Business segment			E&P - Brazil
Comperj [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		255		$ 255
Recoverable amount
Impairment of assets				$ (255)
Business segment				RTM - Brazil
Drillship NS-30 [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		343		$ 343
Recoverable amount		169		169
Impairment of assets				$ (174)
Business segment				E&P - Abroad
Cash generating unites first set others [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		503		$ 503
Recoverable amount		$ 527		527
Impairment of assets				$ 25
Business segment				Several